Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	SEI Institutional International Trust
Entity Central Index Key	0000835597
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 04, 2021
Document Effective Date	Jan. 31, 2021
Prospectus Date	Jan. 31, 2021
Class F Prospectus | SIT EMERGING MARKETS EQUITY FUND | SIT EMERGING MARKETS EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SIEMX
Class Y Prospectus | SIT EMERGING MARKETS EQUITY FUND | Class Y
Prospectus:
Trading Symbol	SEQFX